HALE AND DORR LLP
                                 60 State Street
                           Boston, Massachusetts 02109

                                  March 3, 1998

VIA EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:      Morgan Grenfell Investment Trust (the "Registrant")
             File Nos. 33-68704 and 811-8006
             -------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies, on behalf of the Registrant, that: (A) post-effective amendment no. 19 to the Registrant's Registration Statement on Form N-1A ("PEA 19"), the most recent post-effective amendment to the Registrant's Registration Statement on Form N-1A, was filed electronically and
(B) the forms of prospectuses and statements of additional information of the Registrant that would have been filed pursuant to paragraph (c) of Rule 497, in each case, would not have differed from the respective forms of such documents that were filed as part of PEA 19.

     Please contact the undersigned at (617) 526-6521 if you have any questions concerning this filing.

                                                     Very truly yours,

                                                     /s/ Michael P. Scanlon
                                                     ----------------------
                                                     Michael P. Scanlon